Financial instruments - Summary of Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
At amortized cost	€ 234,651	€ 128,621
Fair value through PL	1,167	3,700
Fair value through OCI	45,965	16,557
Total book value	281,783	148,879
Total fair value	281,783	148,879
Non-current other financial assets
Disclosure of financial assets [line items]
At amortized cost	31,404	32,383
Fair value through PL	1,167	3,700
Fair value through OCI	45,965	16,557
Total book value	78,536	52,641
Total fair value	78,536	52,641
Current other financial assets
Disclosure of financial assets [line items]
At amortized cost	4,566	1,776
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	4,566	1,776
Total fair value	4,566	1,776
Trade and other receivables
Disclosure of financial assets [line items]
At amortized cost	37,762	49,877
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	37,762	49,877
Total fair value	37,762	49,877
Cash and cash equivalents
Disclosure of financial assets [line items]
At amortized cost	160,919	44,585
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	160,919	44,585
Total fair value	€ 160,919	€ 44,585